Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)	Sep. 30, 2022 CNY (¥)
Operating activities:
Net (loss) income	¥ (226,821)	$ (32,322)	¥ (71,313)	¥ 819,980
Less: net (loss) income from discontinued operations	386,345	55,054	(46,211)	1,315,063
Net (loss) income from continuing operations	(613,166)	(87,376)	(25,102)	(495,083)
Adjustments to reconcile net loss from continuing operations to net cash used in operating activities:
Share-based compensation	2,507	357	4,782	9,771
Accretion of interest expenses	24,043	3,426		1,222
Impairment loss of goodwill	574,978	81,934
Depreciation and amortization	54	8
Right-of-use assets depreciation and amortization	207	29
Recovery from expected credit loss	(86)	(12)
Inducement expenses				423,686
Loss on short-term investment	385	55
Loss on disposal of fixed assets	105	15
Deferred tax expense	511	73
Changes in operating assets and liabilities:
Accounts receivable, net	(16,930)	(2,413)
Advances to suppliers	420	60		(7,114)
Other current assets	(6,202)	(884)	(282)	6,497
Accounts payable	24,200	3,448	182
Amounts due to related parties	(171)	(24)	429
Lease liabilities	(198)	(28)
Accrued expenses and other current liabilities	388	55	(2,187)	53,928
Net cash used in operating activities from continuing operations	(8,955)	(1,277)	(22,178)	(7,093)
Net cash used in operating activities from discontinued operations	(815)	(116)	(17,689)	(37,240)
Net cash used in operating activities	(9,770)	(1,393)	(39,867)	(44,333)
Investing activities:
Proceeds from disposal of fixed assets	106	15
Purchase of short-term investment	(800)	(114)
Cash proceeds from acquisition of Alpha Mind	10,868	1,548
Net cash provided by investing activities from continuing operations	10,174	1,449
Net cash used in investing activities from discontinued operations				(11,468)
Net cash (used in) provided by investing activities	10,174	1,449		(11,468)
Financing activities:
Proceeds from issuance of convertible notes				20,007
Proceeds from short-term borrowings	18,937	2,699	37,887	6,544
Repayments of notes payable	(6,060)	(864)
Repayment of short-term borrowings	(4,208)	(600)
Proceeds from borrowings from related parties				4,065
Net cash provided by financing activities from continuing operations	8,669	1,235	37,887	30,616
Net cash provided by financing activities from discontinued operations				3,436
Net cash provided by financing activities	8,669	1,235	37,887	34,052
Effect of foreign exchange rate changes	2,911	416	203	5,375
Net (decrease) increase in cash and cash equivalents and restricted cash	11,984	1,707	(1,777)	(16,374)
Cash, cash equivalents and restricted cash at the beginning of the year	1,101	157	2,878	19,252
Cash, cash equivalents and restricted cash at the end of the year	13,085	1,864	1,101	2,878
Less: Cash, cash equivalents and restricted cash from discontinued operations at the end of the year			815	2,322
Cash, cash equivalents and restricted cash from continuing operations at the end of the year	13,085	1,864	286	556
Supplemental disclosure of cash flow information from continuing operations:
Income taxes paid	(92)	(13)
Supplemental schedule of non-cash investing and financing activities from continuing activities:
Acquisition of a subsidiary by issuance of notes payable	1,263,168	180,000
Notes payables settled by ordinary shares	(191,875)	(27,342)
Convertible note converted into ordinary shares				(333,679)
Short-term borrowings settled by ordinary shares	(25,254)	(3,599)		(217,477)
Short-term borrowings settled by transfer of treasury stocks				¥ (6,497)